Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Measurement
Schedule of fair value measurements assets and liabilities

		Fair Value Measurements at Reporting Date Using
		(Amount in Thousands)
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
	As of	Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
Description	2018	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Short-term investments
Available-for-sale investments	42,148	—	42,148	—
Investments held by consolidated investment fund	395,929	—	395,929	—
Long-term investments
Available-for-sale investments	139,994	—	139,994	—
Investments held by consolidated investment fund	109,439	—	109,439	—
Other long-term investments measured at fair value	374,612	157,855	216,757	—

		Fair Value Measurements at Reporting Date Using
		(Amount in Thousands)
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
	As of	Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs	NAV
Description	2019	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB	RMB
Short-term investments
Investments held by consolidated investment funds	642,759	—	642,759	—	—
Long-term investments
Available-for-sale investments	15,081	—	15,081	—	—
Investments held by consolidated investment fund	260,311	—	260,311	—	—
Other long-term investments measured at fair value	255,967	7,968	—	219,679	28,320

Schedule of Investments Measured at Fair Value Using Significant Unobservable Inputs (Level3)

A reconciliation of the beginning and ending balances of the investments measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2019, presented as follows:

	RMB	US$
	(Amount in Thousands)
Beginning balance of investments, at fair value	—	—
Transfer of investments in fair value hierarchy from Level 2 to Level 3	193,105	27,738
Measurement approach change from measurement alternative to fair value measurement	35,176	5,053
Disposal of portfolio investments	(14,109)	(2,027)
Changes in gains included in investment income (loss)	5,507	791
Ending balance of investments, at fair value	219,679	31,555
Changes in net unrealized gains included in investment income (loss) related to Level 3 investments still held as of December 31, 2019	878	126

Schedule of fair value measurements long term financial instruments

As of December 31, 2018 and 2019, information about inputs into the fair value measurements of the Group’s long-term financial instruments that are not reported at fair value on balance sheet is as following:

Fair Value Measurements at Reporting Date Using
(Amount in Thousands)
Quoted Prices
			in Active	Significant
			Markets for	Other	Significant
			Identical	Observable	Unobservable
	As of December 31, 2018		Assets	Inputs	Inputs
Description	Carrying Value	Fair Value	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB	RMB
Long-term investments – held-to-maturity:
Investment in fixed income products	121,671	144,086	—	144,086	—

Fair Value Measurements at Reporting Date Using
(Amount in Thousands)
Quoted Prices
			in Active	Significant
			Markets for	Other	Significant
			Identical	Observable	Unobservable
	As of December 31, 2019		Assets	Inputs	Inputs
Description	Carrying Value	Fair Value	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB	RMB
Long-term investments – held-to-maturity:
Investment in fixed income products	36,816	41,062	—	41,062	—